Business segments (Assets by Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Assets	$ 1,886,042	$ 2,214,102
Operating Segments [Member]
Segment Reporting Information [Line Items]
Assets	1,886,042	2,214,102	$ 2,160,247
Operating Segments [Member] | Drilling & Subsea [Member]
Segment Reporting Information [Line Items]
Assets	912,324	1,204,416	1,220,369
Operating Segments [Member] | Completions [Member]
Segment Reporting Information [Line Items]
Assets	728,745	726,972	671,772
Operating Segments [Member] | Production & Infrastructure [Member]
Segment Reporting Information [Line Items]
Assets	187,741	231,771	231,734
Operating Segments [Member] | Corporate [Member]
Segment Reporting Information [Line Items]
Assets	$ 57,232	$ 50,943	$ 36,372